Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Profit before income taxes	The components of Profit before income taxes for the years ended December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
U.S.	$38	$49	$(50)
Non-U.S.	553	455	379
Total	$591	$504	$329

Components of the Provision for income taxes
The components of the Provision for income taxes were as follows for the years ended December 31:

(Millions of dollars)
	2012	2011	2010
Current income tax provision (benefit):
U.S.	$14	$(14)	$(43)
Non-U.S.	179	164	109
State (U.S.)	(2)	2	(1)
	191	152	65

Deferred income tax provision (benefit):
U.S.	(13)	(5)	(8)
Non-U.S.	(27)	(32)	(14)
State (U.S.)	(3)	(4)	(3)
	(43)	(41)	(25)

Total Provision for income taxes	$148	$111	$40

Reconciliation of the U.S. federal statutory rate to effective rate
The actual Provision for income taxes differs from the Provision for income taxes that would result from applying the U.S. statutory rate to Profit before income taxes for the years ended December 31, for the reasons set forth in the following reconciliation:

(Millions of dollars)
	2012		2011		2010
Taxes computed at U.S. statutory rates	$207	35.0%	$176	35.0%	$115	35.0%
(Decreases) increases in taxes resulting from:
State Income Tax, net of Federal Tax	(3)	(0.5)%	(1)	(0.2)%	(2)	(0.6)%
Prior Year Non-U.S. tax and interest adjustment – Refund Claim	—	—%	—	—%	(10)	(3.0)%
Prior Year Non-U.S. tax and interest adjustment – Other	—	—%	(15)	(3.0)%	(12)	(3.6)%
Subsidiaries' results subject to tax rates other than U.S. statutory rates	(50)	(8.6)%	(46)	(9.1)%	(47)	(14.2)%
Other, net	(6)	(1.0)%	(3)	(0.6)%	(4)	(1.2)%
Provision for income taxes	$148	24.9%	$111	22.1%	$40	12.4%

Deferred income tax assets and liabilities
The amounts of deferred income taxes at December 31, included in the following lines in our Consolidated Statements of Financial Position were:

(Millions of dollars)
	2012	2011	2010
Assets:
Deferred and refundable income taxes	$104	$84	$85
Liabilities:
Deferred income taxes and other liabilities	(539)	(584)	(594)
Deferred income taxes, net	$(435)	$(500)	$(509)

Differences between accounting rules and income tax laws cause differences between the bases of certain assets and liabilities for financial reporting and income tax purposes.  The income tax effects of these differences, to the extent they are temporary, are recorded as deferred income tax assets and liabilities netted by tax jurisdiction and taxpayer.

Our consolidated deferred income taxes consisted of the following components as of December 31:

(Millions of dollars)
	2012	2011	2010
Deferred tax assets:
Allowance for credit losses	$156	$114	$91
Tax credit carryforwards	—	13	24
Net operating loss carryforwards	59	69	92
	215	196	207

Deferred income tax liabilities (primarily lease basis differences)	(468)	(494)	(539)

Valuation allowance for deferred income tax assets	(9)	(9)	(8)

Deferred income tax on translation adjustment	(173)	(193)	(169)

Deferred income taxes, net	$(435)	$(500)	$(509)

Summary of net operating loss carryforwards
As of December 31, 2012, amounts and expiration dates of net operating loss (NOL) carryforwards in various U.S. state taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2031	Total
$—	$—	$—	$—	$205	$205

The gross deferred income tax asset associated with these NOL carryforwards is $16 million as of December 31, 2012, partially offset by a valuation allowance of $5 million.  The valuation allowance indicates the loss carryforwards are likely to expire prior to utilization.

In some U.S. state income tax jurisdictions, we join with other Caterpillar entities in filing combined income tax returns.  In other U.S. state income tax jurisdictions, we file on a separate, stand-alone basis.

As of December 31, 2012, amounts and expiration dates of NOL carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2027	Unlimited	Total
$—	$3	$4	$1	$46	$134	$188

Valuation allowances totaling $4 million have been recorded at certain non-U.S. subsidiaries that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred income tax assets.

Schedule of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of gross unrecognized income tax benefits for uncertain income tax positions, including positions impacting only the timing of income tax benefits was as follows:

(Millions of dollars)
	2012	2011	2010
Reconciliation of unrecognized income tax benefits(1):
Balance at beginning of year	$—	$7	$7
Additions for income tax positions related to prior year	2	—	—
Reductions for income tax positions related to prior year	—	(7)	—
Balance at end of year	$2	$—	$7

Amount that, if recognized, would impact the effective tax rate	$2	$—	$2

(1) Foreign currency translation amounts are included within each line as applicable